Supplemental Information - Statement of Cash Flows (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 23, 2014
Other Significant Noncash Transactions [Line Items]
Contributions	$ 21,547,000	$ 25,398,000	$ 12,230,000
Cash paid for interest	8,500,000	7,200,000	1,200,000
Amounts accrued for purchases of property, plant and equipment	1,200,000	1,500,000	100,000
General Partner [Member]
Other Significant Noncash Transactions [Line Items]
Contributions	21,547,000	25,398,000	12,230,000
Acquisition of remaining 33% interest in SemCrude Pipeline [Member]
Other Significant Noncash Transactions [Line Items]
Purchase price in excess of historical cost				206,600,000
Cash consideration in excess of historical cost				24,400,000
Non-cash purchase price in excess of historical cost				182,200,000
Acquisition of remaining 33% interest in SemCrude Pipeline [Member] | General Partner [Member]
Other Significant Noncash Transactions [Line Items]
Contributions				3,600,000
Acquisition of remaining 33% interest in SemCrude Pipeline [Member] | Common Units [Member]
Other Significant Noncash Transactions [Line Items]
Value of units issued as consideration				120,000,000
Acquisition of remaining 33% interest in SemCrude Pipeline [Member] | Common Class A [Member]
Other Significant Noncash Transactions [Line Items]
Value of units issued as consideration				58,600,000
Acquisition of remaining 33% interest in SemCrude Pipeline [Member] | Partnership Interest [Member] | Common Units [Member]
Other Significant Noncash Transactions [Line Items]
Units issued as consideration				2,425,000.000
Acquisition of remaining 33% interest in SemCrude Pipeline [Member] | Partnership Interest [Member] | Common Class A [Member]
Other Significant Noncash Transactions [Line Items]
Units issued as consideration				1,250,000.00
SemCrude Pipeline Acquisition Transactions [Member]
Other Significant Noncash Transactions [Line Items]
Purchase price in excess of historical cost		414,300,000
Cash consideration in excess of historical cost		240,600,000
Non-cash purchase price in excess of historical cost		173,700,000
SemCrude Pipeline Acquisition Transactions [Member] | General Partner [Member]
Other Significant Noncash Transactions [Line Items]
Contributions		4,600,000
SemCrude Pipeline Acquisition Transactions [Member] | Common Units [Member]
Other Significant Noncash Transactions [Line Items]
Value of units issued as consideration		98,900,000
SemCrude Pipeline Acquisition Transactions [Member] | Common Class A [Member]
Other Significant Noncash Transactions [Line Items]
Value of units issued as consideration		$ 70,100,000
SemCrude Pipeline Acquisition Transactions [Member] | Partnership Interest [Member] | Common Units [Member]
Other Significant Noncash Transactions [Line Items]
Units issued as consideration		3,000,000
SemCrude Pipeline Acquisition Transactions [Member] | Partnership Interest [Member] | Common Class A [Member]
Other Significant Noncash Transactions [Line Items]
Units issued as consideration		2,500,000.0
Noncontrolling Interest [Member] | Semgroup [Member] | SemCrude Pipeline [Member]
Other Significant Noncash Transactions [Line Items]
Ownership percentage				33.00%